Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 55,723	$ 7,819	¥ 987,848
Net operating loss carry forwards			19,352,270
Less: valuation allowance			(19,352,270)
Deferred tax assets, net	55,723	7,819	987,848
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations
Total deferred tax liabilities, net